Goldman Sachs Trust

Goldman Sachs Asset Allocation Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Aggressive Growth Strategy Portfolio

Class A, B and C Shares

Supplement Dated March 24, 2006 to the

Prospectuses Dated April 29, 2005

     Effective April 28, 2006, the name of the Goldman Sachs Aggressive Growth Strategy Portfolio is changed to the Goldman Sachs Equity Growth Strategy Portfolio (the “Portfolio”). In addition, the table under “Principal Investment Strategies-Equity/Fixed Income Range (Percentage of Each Portfolio’s Total Assets) is changed as follows with respect to the Portfolio: Equity Range, 80%-100%; Fixed-Income Range, 0%-20%. Except for the foregoing, the name change will not affect the Portfolio’s investment objectives, policies, strategies, practices or limitations.

     Furthermore, as a result of certain management agreement fee reduction commitments by the investment adviser of the Underlying Funds in which the Asset Allocation Portfolios invest, the Underlying Funds’ expenses have been reduced. The expense tables below have been restated to reflect the reduction in expenses of the Underlying Funds.

     The following information replaces the corresponding information on pages 26-32 under “Portfolio Fees and Expenses (Class A, B and C Shares)” and “Example” of the Prospectus as it relates to the Portfolios:

     This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of a Portfolio.

	Balanced Strategy Portfolio

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[6]	0.37%		0.37%		0.37%
Underlying Fund Expenses[7]	0.75%		0.75%		0.75%

Total Other and Underlying Fund Expenses	1.12%		1.12%		1.12%

Total Portfolio Operating Expenses[5]*	1.52%		2.27%		2.27%

See page 4 for all other footnotes.

*	The “Other Expenses” and “Total Portfolio Operating Expenses” (after any waivers and expense limitations) are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Portfolio Operating Expenses” may increase without shareholder approval.

	Balanced Strategy Portfolio

	Class A	Class B	Class C

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.19%	0.19%	0.19%
Underlying Fund Expenses[7]	0.62%	0.62%	0.62%

Total Other and Underlying Fund Expenses	0.81%	0.81%	0.81%

Total Portfolio Operating Expenses (after current waivers and expense limitations)[5]	1.21%	1.96%	1.96%

	Growth and Income Strategy
	Portfolio

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[6]	0.31%		0.31%		0.31%
Underlying Fund Expenses[7]	0.85%		0.85%		0.85%

Total Other and Underlying Fund Expenses	1.16%		1.16%		1.16%

Total Portfolio Operating Expenses[5]*	1.56%		2.31%		2.31%

See page 4 for all other footnotes.

*	The “Other Expenses” and “Total Portfolio Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Portfolio Operating Expenses” may increase without shareholder approval.

	Growth and Income Strategy
	Portfolio

	Class A	Class B	Class C

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.19%	0.19%	0.19%
Underlying Fund Expenses[7]	0.69%	0.69%	0.69%

Total Other and Underlying Fund Expenses	0.88%	0.88%	0.88%

Total Portfolio Operating Expenses (after expense limitations)[5]	1.28%	2.03%	2.03%

	Growth Strategy Portfolio

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[6]	0.32%		0.32%		0.32%
Underlying Fund Expenses[7]	0.88%		0.88%		0.88%

Total Other and Underlying Fund Expenses	1.20%		1.20%		1.20%

Total Portfolio Operating Expenses[5]*	1.60%		2.35%		2.35%

See page 4 for all other footnotes.

*	The “Other Expenses” and “Total Portfolio Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Portfolio Operating Expenses” may increase without shareholder approval.

	Growth Strategy Portfolio

	Class A	Class B	Class C

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.19%	0.19%	0.19%
Underlying Fund Expenses[7]	0.71%	0.71%	0.71%

Total Other and Underlying Fund Expenses	0.90%	0.90%	0.90%

Total Portfolio Operating Expenses (after expense limitations)[5]	1.30%	2.05%	2.05%

	Equity Growth Strategy
	Portfolio

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)	0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[6]	0.27%		0.27%		0.27%
Underlying Fund Expenses[7]	0.94%		0.94%		0.94%

Total Other and Underlying Fund Expenses	1.21%		1.21%		1.21%

Total Portfolio Operating Expenses*	1.61%		2.36%		2.36%

See page 4 for all other footnotes.

*	The “Other Expenses” and “Total Portfolio Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Portfolio Operating Expenses” may increase without shareholder approval.

	Equity Growth Strategy
	Portfolio

	Class A	Class B	Class C

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[5]	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.19%	0.19%	0.19%
Underlying Fund Expenses[7]	0.77%	0.77%	0.77%

Total Other and Underlying Fund Expenses	0.96%	0.96%	0.96%

Total Portfolio Operating Expenses (after expense limitations)[5]	1.36%	2.11%	2.11%

[1]	The maximum sales charge is a percentage of the offering price. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
[4]	A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[5]	Effective the date of this Prospectus, the Investment Adviser has entered into a Fee Reduction Commitment with the Trust. The commitment permanently reduces the management fee for each Portfolio to an annual ratio of 0.15% of the average daily net assets of each Portfolio. As a result, “Management Fees” as “Total Portfolio Operating Expenses” of each Portfolio have been restated to reflect the current expenses that are expected for the current fiscal year.
[6]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of each Portfolio’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of each Portfolio’s average daily net assets.
[7]	“Underlying Fund Expenses” for each Portfolio are based upon the strategic allocation of each Portfolio’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund Expenses incurred by each Portfolio may vary with changes in the allocation of each Portfolio’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

Example

The following Example is intended to help you compare the cost of investing in a Portfolio (without waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, B or C Shares of a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years

Balanced Strategy
Class A Shares	$696	$1,004	$1,333	$2,263
Class B Shares
- Assuming complete redemption at end of period	$730	$1,009	$1,415	$2,417
- Assuming no redemption	$230	$709	$1,215	$2,417
Class C Shares
- Assuming complete redemption at end of period	$330	$709	$1,215	$2,605
- Assuming no redemption	$230	$709	$1,215	$2,605

Growth and Income Strategy
Class A Shares	$700	$1,016	$1,353	$2,304
Class B Shares
- Assuming complete redemption at end of period	$734	$1,021	$1,435	$2,458
- Assuming no redemption	$234	$721	$1,235	$2,458
Class C Shares
- Assuming complete redemption at end of period	$334	$721	$1,235	$2,646
- Assuming no redemption	$234	$721	$1,235	$2,646

Growth Strategy
Class A Shares	$704	$1,027	$1,373	$2,346
Class B Shares
- Assuming complete redemption at end of period	$738	$1,033	$1,455	$2,499
- Assuming no redemption	$238	$733	$1,255	$2,499
Class C Shares
- Assuming complete redemption at end of period	$338	$733	$1,255	$2,686
- Assuming no redemption	$238	$733	$1,255	$2,686

Equity Growth Strategy
Class A Shares	$705	$1,030	$1,378	$2,356
Class B Shares
- Assuming complete redemption at end of period	$739	$1,036	$1,460	$2,510
- Assuming no redemption	$239	$736	$1,260	$2,510
Class C Shares
- Assuming complete redemption at end of period	$339	$736	$1,260	$2,696
- Assuming no redemption	$239	$736	$1,260	$2,696

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

Certain institutions that sell Portfolio shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares or for services to their customers’ accounts and/or the Portfolios. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

AASTCKABC 3-06 536671

Goldman Sachs Trust

Goldman Sachs Asset Allocation Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Aggressive Growth Strategy Portfolio

Institutional Shares

Supplement Dated March 24, 2006 to the

Prospectuses Dated April 29, 2005

    Effective April 28, 2006, the name of the Goldman Sachs Aggressive Growth Strategy Portfolio is changed to the Goldman Sachs Equity Growth Strategy Portfolio (the “Portfolio”). In addition, the table under “Principal Investment Strategies — Equity/ Fixed Income Range (Percentage of Each Portfolio’s Total Assets)” is changed as follows with respect to the Portfolio: Equity Range, 80%-100%; Fixed-Income Range, 0%-20%. Except for the foregoing, the name change will not affect the Portfolio’s investment objectives, policies, strategies, practices or limitations.

    Furthermore, as a result of certain management agreement fee reduction commitments by the investment adviser of the Underlying Funds in which the Asset Allocation Portfolios invest, the Underlying Funds’ expenses have been reduced. The expense tables below have been restated to reflect the reduction in expenses of the Underlying Funds.

    The following information replaces the corresponding information on pages 26-29 under “Portfolio Fees and Expenses (Institutional Shares)” and “Example” of the Prospectus as it relates to the Portfolios:

    This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of a Portfolio.

		Growth and		Equity
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees	None	None	None	None
Exchange Fees	None	None	None	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[1]	0.15%	0.15%	0.15%	0.15%
Other Expenses[2]	0.22%	0.16%	0.17%	0.12%
Underlying Fund Expenses[3]	0.75%	0.85%	0.88%	0.94%

Total Other and Underlying Fund Expenses	0.97%	1.01%	1.05%	1.06%

Total Portfolio Operating Expenses[1]*	1.12%	1.16%	1.20%	1.21%

See page 2 for all other footnotes.

*	The “Other Expenses” and “Total Portfolio Operating Expenses” (after any waivers and expense limitations) are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Portfolio Operating Expenses” may increase without shareholder approval.

		Growth and		Equity
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[1]	0.15%	0.15%	0.15%	0.15%
Other Expenses[2]	0.04%	0.04%	0.04%	0.04%
Underlying Fund Expenses[3]	0.62%	0.69%	0.71%	0.77%

Total Other and Underlying Fund Expenses	0.66%	0.73%	0.75%	0.81%

Total Portfolio Operating Expenses (after current waivers and expense limitations)[1]	0.81%	0.88%	0.90%	0.96%

[1]	Effective the date of this Prospectus, the Investment Adviser has entered into a Fee Reduction Commitment with the Trust. The commitment permanently reduces the management fee for each Portfolio to an annual rate of 0.15% of the average daily net assets of each Portfolio. As a result, “Management Fees” and “Total Portfolio Operating Expenses” of each Portfolio have been restated to reflect the current expenses that are expected for the current fiscal year.
[2]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Portfolio’s Institutional Shares plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of each Portfolio’s average daily net assets.
[3]	“Underlying Fund Expenses” for each Portfolio are based upon the strategic allocation of each Portfolio’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund expenses incurred by each Portfolio may vary with changes in the allocation of each Portfolio’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

Example

The following Example is intended to help you compare the cost of investing in a Portfolio (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years

Balanced Strategy	$114	$356	$617	$1,363

Growth and Income Strategy	$118	$368	$638	$1,409

Growth Strategy	$122	$381	$660	$1,455

Equity Growth Strategy	$123	$384	$665	$1,466

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Portfolios. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

AASTCKINST 3-06

Goldman Sachs Trust

Goldman Sachs Asset Allocation Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Aggressive Growth Strategy Portfolio

Service Shares

Supplement Dated March 24, 2006 to the

Prospectuses Dated April 29, 2005

    Effective April 28, 2006, the name of the Goldman Sachs Aggressive Growth Strategy Portfolio is changed to the Goldman Sachs Equity Growth Strategy Portfolio (the “Portfolio”). In addition, the table under “Principal Investment Strategies — Equity/Fixed Income Range (Percentage of Each Portfolio’s Total Assets)” is changed as follows with respect to the Portfolio: Equity Range, 80%-100%; Fixed-Income Range, 0%-20%. Except for the foregoing, the name change will not affect the Portfolio’s investment objectives, policies, strategies, practices or limitations.

    Furthermore, as a result of certain management agreement fee reduction commitments by the investment adviser of the Underlying Funds in which the Asset Allocation Portfolios invest, the Underlying Funds’ expenses have been reduced. The expense tables below have been restated to reflect the reduction in expenses of the Underlying Funds.

    The following information replaces the corresponding information on pages 26-29 under “Portfolio Fees and Expenses (Service Shares)” and “Example” of the Prospectus as it relates to the Portfolios:

    This table describes the fees and expenses that you would pay if you buy and hold Service Shares of a Portfolio.

			Growth and				Equity
	Balanced		Income		Growth		Growth
	Strategy		Strategy		Strategy		Strategy
	Portfolio		Portfolio		Portfolio		Portfolio

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None		None
Maximum Deferred Sales Charge (Load)	None		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None
Redemption Fees	None		None		None		None
Exchange Fees	None		None		None		None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[1]	0.15%		0.15%		0.15%		0.15%
Other Expenses[2]	0.72%		0.66%		0.67%		0.62%
Service Fees[2]	0.2	5%	0.2	5%	0.2	5%	0.2	5%
Shareholder Administrative Fees	0.2	5%	0.2	5%	0.2	5%	0.2	5%
All Other Expenses	0.2	2%	0.1	6%	0.1	7%	0.1	2%
Underlying Fund Expenses[3]	0.75%		0.85%		0.88%		0.94%

Total Other and Underlying Fund Expenses	1.47%		1.51%		1.55%		1.56%

Total Portfolio Operating Expenses[1]*	1.62%		1.66%		1.70%		1.71%

See page 2 for all other footnotes.

*	The “Other Expenses” and “Total Portfolio Operating Expenses” (after any waivers and expense limitations) are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Portfolio Operating Expenses” may increase without shareholder approval.

			Growth and				Equity
	Balanced		Income		Growth		Growth
	Strategy		Strategy		Strategy		Strategy
	Portfolio		Portfolio		Portfolio		Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fees (for asset allocation)[1]	0.15%		0.15%		0.15%		0.15%
Other Expenses[2]	0.54%		0.54%		0.54%		0.54%
Service Fees[2]	0.2	5%	0.2	5%	0.2	5%	0.2	5%
Shareholder Administrative Fees	0.2	5%	0.2	5%	0.2	5%	0.2	5%
All Other Expenses	0.0	4%	0.0	4%	0.0	4%	0.0	4%
Underlying Fund Expenses[3]	0.62%		0.69%		0.71%		0.77%

Total Other and Underlying Fund Expenses	1.16%		1.23%		1.25%		1.31%

Total Portfolio Operating Expenses (after current waivers and expense limitations)[1]	1.31%		1.38%		1.40%		1.46%

[1]	Effective the date of this Prospectus, the Investment Adviser has entered into a Fee Reduction Commitment with the Trust. The commitment permanently reduces the management fee for each Portfolio to an annual rate of 0.15% of the average daily net assets of each Portfolio. As a result, “Management Fees” and “Total Portfolio Operating Expenses” of each Portfolio have been restated to reflect the current expenses that are expected for the current fiscal year.
[2]	Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.
[3]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Portfolio’s Service Shares plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “All Other Expenses” (excluding management fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of each Portfolio’s average daily net assets.
[3]	“Underlying Fund Expenses” for each Portfolio are based upon the strategic allocation of each Portfolio’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund expenses incurred by each Portfolio may vary with changes in the allocation of each Portfolio’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

Example

The following Example is intended to help you compare the cost of investing in a Portfolio (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years

Balanced Strategy	$165	$511	$881	$1,922

Growth and Income Strategy	$169	$523	$902	$1,965

Growth Strategy	$173	$536	$923	$2,009

Equity Growth Strategy	$174	$539	$928	$2,019

Service Organizations that invest in Service Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your Service Organization for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Service Shares may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers’ accounts and/or the Portfolios. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

AASTCKSVC 3-06